Schedule of Investments (unaudited) October 31, 2019	BlackRock Global Dividend Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 99.6%

Australia — 2.6%
Ansell Ltd.	1,078,369	$20,507,136
Sonic Healthcare Ltd.	1,380,422	27,187,444

		47,694,580

Canada — 6.5%
Rogers Communications, Inc., Class B	1,089,127	51,276,870
TELUS Corp.	1,923,755	68,429,065

		119,705,935

Denmark — 1.8%
Novo Nordisk A/S, Class B	585,729	32,208,483

Finland — 1.7%
Kone Oyj, Class B	482,433	30,719,332

France — 3.7%
Sanofi	393,407	36,267,062
Schneider Electric SE	349,419	32,475,154

		68,742,216

Germany — 2.7%
Deutsche Post AG, Registered Shares	1,381,913	48,954,350

India — 0.9%
Hero MotoCorp Ltd.	452,907	17,247,706

Netherlands — 3.3%
Heineken NV	217,843	22,246,028
Koninklijke Philips NV	876,889	38,472,720

		60,718,748

Singapore — 3.3%
DBS Group Holdings Ltd.	1,597,200	30,444,040
United Overseas Bank Ltd.	1,517,300	29,871,759

		60,315,799

Sweden — 1.4%
Svenska Handelsbanken AB, A Shares	2,520,983	25,300,112

Switzerland — 7.5%
Cie Financiere Richemont SA, Registered Shares	189,311	14,876,282
Nestlé SA, Registered Shares	491,305	52,560,469
Novartis AG, Registered Shares	589,198	51,481,338
SGS SA, Registered Shares	7,237	18,874,858

		137,792,947

Taiwan — 1.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,965,000	19,256,615

United Kingdom — 15.0%
AstraZeneca PLC	201,172	19,617,798
BAE Systems PLC	5,011,183	37,432,224
British American Tobacco PLC	1,401,197	49,008,230
Diageo PLC	536,340	21,952,981
GlaxoSmithKline PLC	2,345,969	53,734,432
Imperial Brands PLC	1,147,151	25,163,361
RELX PLC	748,148	18,002,663
Unilever PLC	833,720	49,922,440

		274,834,129

United States — 48.1%
3M Co.	165,383	27,286,541
AbbVie, Inc.	555,847	44,217,629
Altria Group, Inc.	949,385	42,522,954
Amcor PLC — CDI	4,900,850	46,927,591
Cisco Systems, Inc.	1,131,391	53,752,386
Citizens Financial Group, Inc.	757,109	26,619,952
Coca-Cola Co.	914,639	49,783,801
Genuine Parts Co.	522,655	53,613,950
Hasbro, Inc.	186,888	18,186,071
Home Depot, Inc.	106,874	25,070,503

Security	Shares	Value

United States (continued)
International Paper Co.	1,171,917	$51,189,334
Johnson & Johnson	440,980	58,226,999
M&T Bank Corp.	170,376	26,668,955
Medtronic PLC	353,865	38,535,898
Paychex, Inc.	485,527	40,609,478
PepsiCo, Inc.	214,121	29,370,978
Pfizer, Inc.	1,284,127	49,271,953
Philip Morris International, Inc.	599,577	48,829,551
Procter & Gamble Co.	268,161	33,388,726
Texas Instruments, Inc.	220,625	26,031,544
U.S. Bancorp	516,128	29,429,619
United Technologies Corp.	254,545	36,547,571
Wells Fargo & Co.	534,867	27,615,183

		883,697,167

Total Long-Term Investments — 99.6% (Cost: $1,476,580,093)		1,827,188,119

Short-Term Securities — 0.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.70%(a)(b)	2,450,794	2,450,794

Total Short-Term Securities — 0.1% (Cost: $2,450,794)		2,450,794

Total Investments — 99.7% (Cost: $1,479,030,887)		1,829,638,913

Other Assets Less Liabilities — 0.3%		5,809,809

Net Assets — 100.0%		$1,835,448,722

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Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Global Dividend Portfolio

(a)	Annualized 7-day yield as of period end.
(b)

During the period ended October 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 07/31/19	Net Activity	Shares Held at 10/31/19	Value at 10/31/19	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Liquidity Funds, T-Fund, Institutional Class	2,644,283	(193,489)	2,450,794	$2,450,794	$27,692	$—	$—

(a)	Includes net capital gain distributions, if applicable.

Portfolio Abbreviation

CDI	CREST Depository Interest

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee”) own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately held companies. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia	$—	$47,694,580	$—	$47,694,580
Canada	119,705,935	—	—	119,705,935
Denmark	—	32,208,483	—	32,208,483
Finland	—	30,719,332	—	30,719,332
France	—	68,742,216	—	68,742,216
Germany	—	48,954,350	—	48,954,350
India	—	17,247,706	—	17,247,706
Netherlands	—	60,718,748	—	60,718,748
Singapore	—	60,315,799	—	60,315,799
Sweden	—	25,300,112	—	25,300,112
Switzerland	—	137,792,947	—	137,792,947
Taiwan	—	19,256,615	—	19,256,615
United Kingdom	—	274,834,129	—	274,834,129
United States	836,769,576	46,927,591	—	883,697,167
Short-Term Securities	2,450,794	—	—	2,450,794

	$958,926,305	$870,712,608	$—	$1,829,638,913

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